Trade and Other Receivables (Tables)	12 Months Ended
Sep. 30, 2023
Trade and other receivables [abstract]
Schedule of Trade and Other Receivables

Current
	September 30, 2023	September 30, 2022
Trade receivables	91,694	64,604
Other receivables	2,833	3,615
	94,527	68,219
Less: expected credit loss	(2,763)	(2,073)
Trade and other receivables	91,764	66,146

Non-Current
	September 30, 2023	September 30, 2022
Trade receivables	—	—
Other receivables	529	1,410
	529	1,410
Less: expected credit loss	—	—
Trade and other receivables	529	1,410